Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Current taxes	$ 901	$ 814	$ 817
Deferred taxes	72	(57)	(14)
Income tax expense	973	757	803
Domestic Countries
Income Taxes [Line Items]
Current taxes	716	628	600
Deferred taxes	85	(43)	3
Foreign Countries
Income Taxes [Line Items]
Current taxes	185	186	217
Deferred taxes	$ (13)	$ (14)	$ (17)